Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share
Result attributable to owners of the Company	€ (27,763)	€ (28,119)	€ (64,424)
Weighted average number of shares outstanding	86,086,486	81,011,438	71,641,305
Weighted average number of shares outstanding, diluted	86,086,486	81,011,438	71,641,305
Basic earnings (loss) per share	€ (0.32)	€ (0.35)	€ (0.9)
Diluted earnings (loss) per share	€ (0.32)	€ (0.35)	€ (0.9)